Fair Value Measurement - Summary of Changes in Fair Value of Warrants for Preferred Shares (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017
Fair Value Disclosures [Abstract]
Balance at the beginning of the period	$ 3,503	$ 3,612
Changes in fair value during the period	277	168
Exercise of warrants to preferred shares	(3,780)	(3,780)
Balance at end of the period	$ 0	$ 0